Schedule III - Real Estate Assets and Accumulated Depreciation - 1 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
10Box Cost-Plus: | Conway, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	733
Buildings and Improvements	1,654
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,387
Accumulated Depreciation	118
10Box Cost-Plus: | Russellville, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	990
Buildings and Improvements	1,470
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,460
Accumulated Depreciation	130
Academy Sports: | Clarksville, TN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,811
Buildings and Improvements	6,603
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,414
Accumulated Depreciation	993
Academy Sports: | Cookeville, TN
Real Estate and Accumulated Depreciation [Line Items]
Buildings and Improvements	23,847
Total Adjustment to Basis	73,371
Gross Amount at Which Carried At December 31, 2019	97,218
Accumulated Depreciation	9,604
Academy Sports: | Douglasville, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,360
Buildings and Improvements	8,593
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,953
Accumulated Depreciation	1,276
Academy Sports: | Flowood, MS
Real Estate and Accumulated Depreciation [Line Items]
Land	1,534
Buildings and Improvements	7,864
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,398
Accumulated Depreciation	1,251
Academy Sports: | Greenville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,968
Buildings and Improvements	7,054
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,022
Accumulated Depreciation	633
Academy Sports: | McDonough, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,846
Buildings and Improvements	5,626
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	7,472
Accumulated Depreciation	891
Academy Sports: | Valdosta, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,838
Land	2,482
Buildings and Improvements	5,922
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,404
Accumulated Depreciation	1,167
Advance Auto: | Mattoon, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	261
Buildings and Improvements	1,063
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,324
Accumulated Depreciation	107
Advance Auto: | Willmar, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	200
Buildings and Improvements	1,279
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,479
Accumulated Depreciation	155
Albany Square: | Albany, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,600
Land	1,606
Buildings and Improvements	7,113
Total Adjustment to Basis	373
Gross Amount at Which Carried At December 31, 2019	9,092
Accumulated Depreciation	1,382
Almeda Crossing: | Houston, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	4,738
Buildings and Improvements	26,245
Total Adjustment to Basis	(3,163)
Gross Amount at Which Carried At December 31, 2019	27,820
Accumulated Depreciation	503
AutoZone: | Sheffield, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	815
Buildings and Improvements	0
Total Adjustment to Basis	770
Gross Amount at Which Carried At December 31, 2019	1,585
Accumulated Depreciation	99
Bass Pro Shop: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	945
Buildings and Improvements	5,713
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,658
Accumulated Depreciation	1,028
Beavercreek Shopping: | Beavercreek, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	5,504
Buildings and Improvements	25,178
Total Adjustment to Basis	554
Gross Amount at Which Carried At December 31, 2019	31,236
Accumulated Depreciation	4,419
Bed Bath & Beyond/La-Z-Boy: | Schaumburg, IL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,300
Land	4,786
Buildings and Improvements	6,149
Total Adjustment to Basis	(1,065)
Gross Amount at Which Carried At December 31, 2019	9,870
Accumulated Depreciation	219
Bob Evans: | Akron, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	447
Buildings and Improvements	1,537
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,984
Accumulated Depreciation	129
Bob Evans: | Anderson, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	912
Buildings and Improvements	1,455
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,367
Accumulated Depreciation	124
Bob Evans: | Austintown, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	305
Buildings and Improvements	1,426
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,731
Accumulated Depreciation	128
Bob Evans: | Birch Run, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	733
Buildings and Improvements	1,192
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,925
Accumulated Depreciation	105
Bob Evans: | Blue Ash, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	628
Buildings and Improvements	1,429
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,057
Accumulated Depreciation	139
Bob Evans: | Chardon, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	333
Buildings and Improvements	682
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,015
Accumulated Depreciation	65
Bob Evans: | Chillicothe, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings and Improvements	1,524
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,081
Accumulated Depreciation	133
Bob Evans: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	523
Buildings and Improvements	1,376
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,899
Accumulated Depreciation	124
Bob Evans: | Dayton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	325
Buildings and Improvements	1,438
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,763
Accumulated Depreciation	133
Bob Evans: | Eldersburg, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings and Improvements	876
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,433
Accumulated Depreciation	75
Bob Evans: | Florence, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	496
Buildings and Improvements	1,876
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,372
Accumulated Depreciation	170
Bob Evans: | Holland, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	314
Buildings and Improvements	1,367
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,681
Accumulated Depreciation	123
Bob Evans: | Huntersville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	751
Buildings and Improvements	657
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,408
Accumulated Depreciation	57
Bob Evans: | Hurricane, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	297
Buildings and Improvements	1,654
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,951
Accumulated Depreciation	135
Bob Evans: | Milford, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	271
Buildings and Improvements	1,498
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,769
Accumulated Depreciation	136
Bob Evans: | Monroeville, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,340
Buildings and Improvements	848
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,188
Accumulated Depreciation	70
Bob Evans: | Nicholasville, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	731
Buildings and Improvements	693
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,424
Accumulated Depreciation	59
Bob Evans: | North Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	859
Buildings and Improvements	1,393
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,252
Accumulated Depreciation	126
Bob Evans: | Ripley, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	269
Buildings and Improvements	1,304
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,573
Accumulated Depreciation	114
Bob Evans: | Tipp City, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	554
Buildings and Improvements	1,120
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,674
Accumulated Depreciation	104
Bob Evans: | Warsaw, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	684
Buildings and Improvements	1,222
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,906
Accumulated Depreciation	106
Boston Commons: | Springfield, MA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,101
Buildings and Improvements	7,042
Total Adjustment to Basis	280
Gross Amount at Which Carried At December 31, 2019	10,423
Accumulated Depreciation	1,085
Bottom Dollar Grocery: | Ambridge, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	519
Buildings and Improvements	2,985
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,504
Accumulated Depreciation	471
Bryan Crossing: | Kodak, TN
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,958
Land	863
Buildings and Improvements	6,523
Total Adjustment to Basis	(7,386)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Cabela's: | Acworth, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,979
Buildings and Improvements	18,775
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	23,754
Accumulated Depreciation	1,179
Cabela's: | Avon, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	2,755
Buildings and Improvements	10,751
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	13,506
Accumulated Depreciation	686
Cabela's: | La Vista, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	3,260
Buildings and Improvements	16,923
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	20,183
Accumulated Depreciation	1,022
Cabela's: | Sun Prairie, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	3,373
Buildings and Improvements	14,058
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	17,431
Accumulated Depreciation	931
Caliber Collision Center: | Frisco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,484
Buildings and Improvements	2,038
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,522
Accumulated Depreciation	310
Caliber Collision Center: | Las Cruces, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	673
Buildings and Improvements	1,949
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,622
Accumulated Depreciation	285
Caliber Collision Center: | Midwest City, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	259
Buildings and Improvements	1,165
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,424
Accumulated Depreciation	177
Caliber Collision Center: | Denver, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	855
Buildings and Improvements	658
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,513
Accumulated Depreciation	94
Caliber Collision Center: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	622
Buildings and Improvements	832
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,454
Accumulated Depreciation	118
Caliber Collision Center: | Wylie, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	816
Buildings and Improvements	2,690
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,506
Accumulated Depreciation	377
Camping World: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,152
Buildings and Improvements	3,831
Total Adjustment to Basis	(1,307)
Gross Amount at Which Carried At December 31, 2019	4,676
Accumulated Depreciation	19
Canton Marketplace: | Canton, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	32,000
Land	8,310
Buildings and Improvements	48,667
Total Adjustment to Basis	(56,977)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Carlisle Crossing: | Carlisle, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,491
Buildings and Improvements	15,817
Total Adjustment to Basis	14
Gross Amount at Which Carried At December 31, 2019	20,322
Accumulated Depreciation	2,527
Chase: | Hanover Township, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	2,192
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,192
Accumulated Depreciation	0
Chestnut Square: | Brevard, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	425
Buildings and Improvements	5,037
Total Adjustment to Basis	(5,462)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Chick-fil-A: | Dickson City, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,113
Buildings and Improvements	7,946
Total Adjustment to Basis	(7,817)
Gross Amount at Which Carried At December 31, 2019	1,242
Accumulated Depreciation	194
Costco: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,146
Land	9,497
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,497
Cottonwood Commons: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,250
Land	4,986
Buildings and Improvements	28,881
Total Adjustment to Basis	196
Gross Amount at Which Carried At December 31, 2019	34,063
Accumulated Depreciation	4,928
Coventry Crossing: | Coventry, RI
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,000
Land	3,462
Buildings and Improvements	5,899
Total Adjustment to Basis	(2,291)
Gross Amount at Which Carried At December 31, 2019	7,070
Accumulated Depreciation	0
Crosspoint: | Hagerstown, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	12,285
Buildings and Improvements	14,359
Total Adjustment to Basis	(1,024)
Gross Amount at Which Carried At December 31, 2019	25,620
Accumulated Depreciation	2,522
Crossroads Annex: | Lafayette, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,659
Buildings and Improvements	7,091
Total Adjustment to Basis	(8,750)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Crossroads Commons: | Plover, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,000
Buildings and Improvements	4,515
Total Adjustment to Basis	(5,515)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
CVS: | Arnold, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	2,043
Buildings and Improvements	2,367
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,410
Accumulated Depreciation	368
CVS: | Asheville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,108
Buildings and Improvements	1,084
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,192
Accumulated Depreciation	220
CVS: | Austin, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,076
Buildings and Improvements	3,475
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,551
Accumulated Depreciation	537
CVS: | Bloomington, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,620
Buildings and Improvements	2,957
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,577
Accumulated Depreciation	460
CVS: | Blue Springs, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	395
Buildings and Improvements	2,722
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,117
Accumulated Depreciation	$ 423